Equity-Accounted Investees - Most recent financial statements available of the main equity-accounted investments of Grifols (Details) € in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 EUR (€)	[1]
Equity Accounted Investees
Non-current assets		€ 15,677,699		€ 14,861,087	[1]		€ 16,538,860	[1]
Cash and cash equivalents		979,780		529,577	[1]		549,207	[1]			€ 2,676,107
Non-current financial liabilities		(9,490,644)		(10,033,604)	[1]		(10,074,155)	[1]
Current financial liabilities		(676,087)		(1,023,614)
Net revenue		7,212,382		6,591,977	[1]		6,063,967	[1]
Profit for the year		212,806		163,672	[1]		247,902	[1]
Biotek America LLC
Equity Accounted Investees
Non-current assets		52,275		108,718					$ 54,309	$ 120,133
Net revenue		189,957	$ 206,125	251,805		$ 271,693
Profit for the year		€ (5,743)	$ (6,248)	16,997		$ 18,453
Proportion of ownership interest in joint arrangement	75.00%	75.00%	75.00%
Grifols Egypt Plasma Derivatives
Equity Accounted Investees
Non-current assets		€ 71,167		74,169
Current assets		64,680		28,131
Cash and cash equivalents		47,993		36,947
Non-current liabilities		(1,296)		(1,996)
Non-current financial liabilities		(8,048)		(11,044)
Current liabilities		(45,796)		(31,793)
Net assets		128,700		94,414
Net revenue		13,941		196
Profit for the year		€ (2,318)		(4,423)			3,397
Shanghai RAAS Blood Products Co., Ltd.
Equity Accounted Investees
Non-current assets				2,990,702
Current assets				561,804
Cash and cash equivalents				512,309
Non-current liabilities				(2,182)
Non-current financial liabilities				(211)
Current liabilities				(263,827)
Net assets				3,798,595
Net revenue				778,328			700,831
Profit for the year				€ 234,416			€ 227,000
ImmunoTek GH LLC | Biotek America LLC
Equity Accounted Investees
Proportion of ownership interest in joint arrangement	25.00%	25.00%	25.00%

[1]	Restated figures (Note 2.d)